4. Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of archival images, property and equipment
	December 31,		Estimated
	2018	2017	Useful Lives
Frank Worth Collection	$2,770,000	$2,770,000	10 years
Other archival images	4,562,266	939,343	5-10 years
Leasehold improvements	12,446	12,446	7 years
Computer and other equipment	87,189	72,687	3 – 5 years
Furniture and fixtures	83,666	83,666	7 years
	7,515,567	3,878,142
Less accumulated deprecation	(1,981,887)	(1 384,918)
Total property and equipment, net	$5,533,680	$2,493,224